Leases (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Leases
Right-of-use assets under operating leases	$ 149,277	$ 195,813
Operating lease liabilities, current	0	31,602
Total operating lease liabilities	$ 0	$ 31,602